Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Jun. 30, 2023	Jan. 26, 2023	Dec. 31, 2022	Dec. 31, 2021
Condensed Consolidated Balance Sheets
Preference shares, par value (in Dollars per share)	$ 0.0001		$ 0.0001	$ 0.0001
Preference shares, shares authorized	10,000,000		10,000,000	10,000,000
Preference shares, shares issued	0		0	0
Preference shares, shares outstanding	0		0	0
Common stock, par value (in Dollars per share)	$ 0.0001		$ 0.0001	$ 0.0001
Common stock, shares authorized	340,000,000	340,000,000	340,000,000	340,000,000
Common stock, shares issued	35,743,007		20,187,850	8,822,280
Common stock, shares outstanding	35,743,007		20,187,850	8,822,280